KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
June 30, 2021 (UNAUDITED)

Number
of Shares				Value
			COMMON STOCKS - 96.9%

			Basic Materials - 2.1%
16,507			Innospec, Inc.	$1,495,699

			Communications - 9.5%
1,474			Alphabet, Inc. - Class A *	3,599,198
23,150			eBay, Inc.	1,625,362
5,350			Liberty SiriusXM Group - Class A *	249,203
30,880			Liberty SiriusXM Group - Class C *	1,432,523
				6,906,286
			Consumer Cyclical - 12.9%
2,142			AutoZone, Inc. *	3,196,335
24,219			Dollar Tree, Inc. *	2,409,791
50,380			The Shyft Group, Inc.	1,884,716
15,043			Visteon Corp. *	1,819,300
				9,310,142
			Consumer Non Cyclical - 18.5%
21,471			Brink's Co.	1,649,832
32,211			Colliers International Group, Inc. - ADR	3,606,988
29,261			Dentsply Sirona, Inc.	1,851,051
20,690			Horizon Therapeutics Plc - ADR*	1,937,411
4,675			ICU Medical, Inc. *	962,115
12,270			IHS Markit Ltd. - ADR	1,382,338
12,423			Zimmer Biomet Holdings, Inc.	1,997,867
				13,387,602
			Energy - 1.2%
14,273			Marathon Petroleum Corp.	862,375

			Financial - 8.5%
9,800			Aon Plc - Class A - ADR	2,339,848
1,816			Markel Corp. *	2,155,065
27,024			Voya Financial, Inc.	1,661,976
				6,156,889
			Industrials - 27.2%***
36,980			API Group Corp. *	772,512
21,492			Arcosa, Inc.	1,262,440
36,270			Canadian Pacific Railway Ltd. - ADR	2,789,526
22,393			EMCOR Group, Inc.	2,758,594
6,865			L3Harris Technologies, Inc.	1,483,870
35,164			MasTec, Inc. *	3,730,900
19,485			Republic Services, Inc.	2,143,545
26,432			Stericycle, Inc. *	1,891,209
20,654			XPO Logistics, Inc. *	2,889,288
				19,721,884

			Technology - 15.4%
4,908			Broadcom, Inc.	2,340,331
33,325			Cognizant Technology Solutions Corp. - Class A	2,308,089
1,465			Constellation Software, Inc.	2,218,785
54,055			Dropbox, Inc. *	1,638,407
33,582			SS&C Technologies Holdings, Inc.	2,419,919
2,725			Topicus.com, Inc. *	197,956
				11,123,487
			Utilities - 1.6%
62,769			Vistra Energy Corp.	1,164,365

			TOTAL COMMON STOCKS (Cost $32,635,500)	70,128,729

Number
of Shares
			SHORT-TERM INVESTMENT - 3.3%
2,400,426			First American Government Obligations Fund - Class X - , 0.03% **	2,400,426
			(Cost $2,400,426)

			Total Investments (Cost $35,035,926) - 100.2%	72,529,155

			Other Assets and Liabilities, Net - (0.2)%	(163,297)

			TOTAL NET ASSETS - 100.0%	$72,365,858

	*	-	Non-income producing security.
	**	-	Rate in effect as of June 30, 2021.
	***	-	As of June 30, 2021, the Fund had a significant portion of its assets invested
			in the industrials sector. The industrials sector may be more sensitive to
			changes in domestic and international competition, economic cycles,
			financial resources, personnel availability, rapid innovation, and intellectual
			property issues.
	ADR	-	American Depository Receipt.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2021, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Common Stocks	$70,128,729	$-	$-	$70,128,729
Short-Term Investment	2,400,426	-	-	2,400,426
Total Investments	$72,529,155	$-	$-	$72,529,155

Refer to the Schedule of Investments for industry classifications.